TETON Convertible Securities Fund
Schedule of Investments—June 30, 2026 (Unaudited)
1
ap
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS  — 77.6%
Aerospace and Defense  — 3.8%
$ 50,000 AST SpaceMobile Inc.,
2.000%, 01/15/36(a) ........................................... $ 58,247
200,000 BlackSky Technology Inc.,
8.250%, 08/01/33(a) ........................................... 257,700
150,000 Voyager Technologies Inc.,
0.750%, 11/15/30(a) ........................................... 196,830
512,777
Business Services  — 1.2%
150,000 IREN Ltd.,
1.000%, 12/01/33(a) ........................................... 130,575
35,000 Keel Infrastructure Corp.,
1.250%, 01/15/32(a) ........................................... 38,823
169,398
Computer Software and Services  — 10.0%
Akamai Technologies Inc.
75,000 Zero Coupon, 05/15/32(a) ................................ 69,141
100,000 0.250%, 05/15/33 ................................................ 146,075
50,000 CoreWeave Inc.,
1.750%, 10/01/32(a) ........................................... 55,190
200,000 CyberArk Software Ltd.,
Zero Coupon, 06/15/30 ..................................... 332,740
35,000 Lumentum Holdings Inc.,
0.375%, 03/15/32(a) ........................................... 161,612
Nebius Group NV
30,000 1.250%, 03/15/31(a) ........................................... 52,256
90,000 2.625%, 03/15/33(a) ........................................... 159,397
175,000 Snowflake Inc.,
Zero Coupon, 10/01/29 ..................................... 309,855
75,000 Tyler Technologies Inc.,
0.500%, 07/15/31(a) ........................................... 74,381
1,360,647
Consumer Services  — 1.8%
200,000 Uber Technologies Inc., Ser. 2028,
0.875%, 12/01/28 ................................................ 239,600
Diversified Industrial  — 1.5%
200,000 BWX Technologies Inc.,
Zero Coupon, 11/01/30(a) ................................ 205,300
Energy and Energy Services  — 7.2%
85,000 Atlas Energy Solutions Inc.,
0.500%, 04/15/31(a) ........................................... 114,431
100,000 Bloom Energy Corp.,
Zero Coupon, 11/15/30(a) ................................ 183,225
200,000 Energy Fuels Inc.,
0.750%, 11/01/31(a) ........................................... 208,500
50,000 Liberty Energy Inc.,
Zero Coupon, 03/01/31(a) ................................ 51,613
120,000 Ormat Technologies Inc., Ser. A,
1.500%, 03/15/31(a) ........................................... 130,656
50,000 Peabody Energy Corp.,
0.500%, 06/01/31(a) ........................................... 46,225
150,000 Solaris Energy Infrastructure Inc.,
0.250%, 10/01/31 ................................................ 244,312
978,962
Energy and Utilities: Integrated  — 0.8%
105,000 Crescent Energy Co.,
2.750%, 03/15/31(a) ........................................... 103,530
Principal
Amount
Market
Value
Energy and Utilities: Natural Gas  — 2.3%
$ 100,000 CMS Energy Corp.,
3.125%, 05/01/31(a) ........................................... $ 101,900
175,000 WEC Energy Group Inc.,
4.375%, 06/01/29 ................................................ 217,044
318,944
Energy and Utilities: Services  — 7.4%
250,000 FirstEnergy Corp.,
3.875%, 01/15/31 ................................................ 277,862
200,000 Fluor Corp.,
1.125%, 08/15/29 ................................................ 265,350
400,000 PPL Capital Funding Inc.,
2.875%, 03/15/28 ................................................ 454,500
997,712
Environmental Control  — 1.4%
PureCycle Technologies Inc.
100,000 7.250%, 08/15/30 ................................................ 107,839
75,000 4.750%, 07/01/32 ................................................ 76,363
184,202
Equipment and Supplies  — 1.2%
150,000 Mirion Technologies Inc.,
0.250%, 06/01/30(a) ........................................... 160,237
Financial Services  — 8.1%
315,000 Bitfarms Ltd.,
1.375%, 01/15/31(a) ........................................... 369,653
150,000 Cleanspark Inc.,
Zero Coupon, 02/15/32(a) ................................ 152,258
100,000 Pagaya Technologies Ltd.,
6.125%, 10/01/29 ................................................ 159,556
75,000 Riot Platforms Inc.,
0.750%, 01/15/30 ................................................ 150,804
60,000 Terawulf Inc.,
Zero Coupon, 05/01/32(a) ................................ 89,022
150,000 WisdomTree Inc.,
4.500%, 10/01/31(a) ........................................... 170,715
1,092,008
Health Care  — 16.3%
200,000 ANI Pharmaceuticals Inc.,
2.250%, 09/01/29 ................................................ 259,415
200,000 Bridgebio Pharma Inc.,
1.750%, 03/01/31 ................................................ 336,900
75,000 Celcuity Inc.,
0.250%, 08/01/32 ................................................ 85,605
200,000 Cytokinetics Inc.,
1.750%, 10/01/31(a) ........................................... 300,000
250,000 Halozyme Therapeutics Inc.,
0.875%, 11/15/32(a) ........................................... 275,324
365,000 Invacare Corp., Escrow,
Zero Coupon, 05/08/28(b) ................................ 0
228,000 Ionis Pharmaceuticals Inc.,
Zero Coupon, 12/01/30(a) ................................ 243,390
100,000 Ligand Pharmaceuticals Inc.,
0.750%, 10/01/30(a) ........................................... 171,250
100,000 Nuvation Bio Inc.,
0.750%, 07/01/32 ................................................ 104,312
175,000 OSI Systems Inc.,
2.250%, 08/01/29 ................................................ 233,977
200,000 Sarepta Therapeutics Inc.,
4.875%, 09/01/30(a) ........................................... 167,679

TETON Convertible Securities Fund
Schedule of Investments (Continued)—June 30, 2026 (Unaudited)
2
__________
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Health Care (Continued)
$ 25,000 Viridian Therapeutics Inc.,
1.750%, 05/15/32 ................................................ $ 26,884
2,204,736
Metals and Mining  — 3.0%
40,000 Endeavour Silver Corp.,
0.250%, 01/15/31(a) ........................................... 41,420
80,000 First Majestic Silver Corp.,
0.125%, 01/15/31(a) ........................................... 89,440
100,000 MP Materials Corp.,
3.000%, 03/01/30(a) ........................................... 270,240
401,100
Real Estate  — 0.7%
100,000 Kite Realty Group LP,
3.250%, 04/15/32(a) ........................................... 99,830
Real Estate  — 2.4%
300,000 Digital Realty Trust LP, REIT,
1.875%, 11/15/29(a) ........................................... 322,200
Retail  — 1.7%
200,000 Alibaba Group Holding Ltd.,
0.500%, 06/01/31 ................................................ 236,200
Semiconductors  — 4.3%
30,000 Cohu Inc.,
1.500%, 01/15/31(a) ........................................... 85,021
150,000 indie Semiconductor Inc.,
3.500%, 12/15/29(a) ........................................... 172,800
150,000 ON Semiconductor Corp.,
0.500%, 03/01/29 ................................................ 181,125
75,000 Onto Innovation Inc.,
Zero Coupon, 06/01/31(a) ................................ 99,067
25,000 Ultra Clean Holdings Inc.,
Zero Coupon, 03/15/31(a) ................................ 46,996
585,009
Telecommunication Services  — 0.3%
35,000 Bandwidth Inc.,
Zero Coupon, 07/01/32(a) ................................ 40,233
Telecommunications  — 2.2%
75,000 Applied Digital Corp.,
2.750%, 06/01/30 ................................................ 299,359
TOTAL CONVERTIBLE CORPORATE
BONDS .............................................................. 10,511,984
Shares
MANDATORY CONVERTIBLE SECURITIES (c) — 13.6%
Aerospace and Defense  — 0.6%
1,175 The Boeing Co.,
6.000%, 10/15/27 ................................................ 79,078
Aviation: Parts and Services  — 0.8%
2,000 VSE Corp.,
5.750%, 02/01/29 ................................................ 115,340
Business Services  — 0.7%
2,000 Oracle Corp., Ser. D,
6.500%, 01/15/29 ................................................ 89,900
Shares
Market
Value
Computer Software and Services  — 5.6%
60 Alphabet Inc., Ser. A,
6.250%, 05/15/29 ................................................ $ 3,053
3,540 Alphabet Inc., Ser. B,
6.250%, 05/15/29 ................................................ 178,062
5,000 Hewlett Packard Enterprise Co.,
7.625%, 09/01/27 ................................................ 578,300
759,415
Energy and Energy Services  — 0.7%
2,000 The Southern Co., Ser. A,
7.125%, 12/15/28 ................................................ 99,480
Energy and Utilities: Integrated  — 1.5%
4,000 NextEra Energy Inc.,
7.234%, 11/01/27 ................................................ 198,800
Health Care  — 1.7%
1,000 BrightSpring Health Services Inc.,
6.750%, 02/01/27 ................................................ 228,950
Semiconductors  — 2.0%
3,500 Microchip Technology Inc.,
7.500%, 03/15/28 ................................................ 268,485
TOTAL MANDATORY CONVERTIBLE
SECURITIES ..................................................... 1,839,448
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 8.8%
$ 1,205,000 U.S. Treasury Bills,
3.641% to 3.714%†,
08/27/26 to 09/17/26 .......................................... 1,197,192
TOTAL INVESTMENTS — 100.0%
(Cost $10,956,883) ............................................. $ 13,548,624
(a) Securities exempt from registration under Rule 144A of the
Securities Act of 1933, as amended. These securities may be
resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Mandatory convertible securities are required to be
converted on the dates listed; they generally may be
converted prior to these dates at the option of the holder.
† Represents annualized yields at dates of purchase.
REIT Real Estate Investment Trust